Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - Successor	Jun. 30, 2026 $ / shares shares
Series A Redeemable Preferred Stock
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in Shares)	50,000,000
Preferred stock, shares issued (in Shares)	125,375
Preferred stock, shares outstanding (in Shares)	125,375
Series B Redeemable Preferred Stock
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized (in Shares)	50,000,000
Preferred stock, shares issued (in Shares)	27,173
Preferred stock, shares outstanding (in Shares)	27,173
Class A Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in Shares)	1,500,000,000
Common stock, shares issued (in Shares)	27,686,745
Common stock, shares outstanding (in Shares)	27,686,745
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000
Common stock, shares issued (in Shares)	1,676,830
Common stock, shares outstanding (in Shares)	1,676,830